Segment information (Details)	12 Months Ended
Dec. 31, 2023 segment
Disclosure of geographical areas [line items]
Number of operating segments	1
United States | Top of range
Disclosure of geographical areas [line items]
Contribution to Group's assets, percentage	5.00%
Contribution to Group's liabilities, percentage	5.00%
Contribution to Group's net profits (losses), percentage	5.00%